Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Net sales	¥ 1,266,924	¥ 1,073,805	¥ 1,128,586
Property, Plant and Equipment, Net	247,754	240,099	266,054
Japan
Segment Reporting Information [Line Items]
Net sales	559,883	470,643	473,387
Property, Plant and Equipment, Net	185,969	176,884	190,488
United States of America
Segment Reporting Information [Line Items]
Net sales	220,706	180,861	201,502
Property, Plant and Equipment, Net	11,164	12,993	16,567
Asia
Segment Reporting Information [Line Items]
Net sales	215,913	172,510	183,347
Property, Plant and Equipment, Net	29,293	28,007	35,627
Europe
Segment Reporting Information [Line Items]
Net sales	210,131	198,058	200,483
Property, Plant and Equipment, Net	14,974	14,373	15,590
Other Countries
Segment Reporting Information [Line Items]
Net sales	60,291	51,733	69,867
Property, Plant and Equipment, Net	¥ 6,354	¥ 7,842	¥ 7,782